Other Receivables (Details) - Schedule of other receivables - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Receivables Abstract
Other receivables from a related party (Note)	$ 521,852
Others	126,765	$ 19,930
Total	$ 648,617	$ 19,930